Share-based compensation	9 Months Ended
Sep. 30, 2019
Share-based compensation
Share-based compensation
2 1 .	Share-based compensation
For the nine months ended September 30, 2018 and 2019, total share-based compensation expenses recognized were RMB2,622,942 and RMB2,663,590, respectively. The table below sets forth the allocation of share-based compensation expenses:

	For the nine months ended September 30,
	2018	2019
	RMB	RMB
Cost of revenues	47,997	57,687
Fulfillment	324,096	304,134
Marketing	138,247	180,441
Technology and content	811,769	964,105
General and administrative	1,300,833	1,157,223

Total	2,622,942	2,663,590

Share incentive plan
The Company granted share-based awards to eligible employees and non-employees
pursuant to the 2008, 2009, 2010, 2011 stock incentive plans and 2011 special stock incentive plan (collectively, the “Plans”), which governed the terms of the awards. On December 20, 2013, the Company adopted a 2013 Share Incentive Plan (“2013 Plan”), which was approved by the
b
oard of
d
irectors of the Company, to replace the Plans. The awards granted and outstanding under the Plans will survive and remain effective and binding under the 2013 Plan, subject to certain amendments to the original award agreements. The adoption of the
2013 Plan did not result in any significant incremental share-based compensation expenses. The 2013 Plan was replaced by a share incentive plan entitled “Share Incentive Plan” containing substantially the same terms as the 2013 Plan on November 13, 2014.
As of September 30, 2019, the Group had reserved 144,520,143 ordinary shares available to be granted as share-based awards under the Share Incentive Plan.
(2)	Founder awards
In May 2015, the board of directors
of the Company

approved a
10-year
compensation plan for Mr. Richard Qiangdong Liu
(Mr. Liu), the Founder.

Under this plan, Mr. Liu will receive RMB0.001 per year in cash salary and zero cash bonus during the
10-year
period. Mr. Liu was granted an option to acquire a total of 26,000,000 Class A ordinary shares of the Company with an exercise price of US$16.70 per share (or US$33.40 per ADS) under the Company’s Share Incentive Plan, subject to a
10-year
vesting schedule with 10% of the awards vesting on each anniversary of the grant date. The Company will not grant any additional equity incentive to Mr. Liu during the
10-year
period.
(3)	Share-based compensation of subsidiaries
In
April

2018, JD Logistics granted share-based awards
(“JD Logistics Plan”)

to eligible employees to attract and retain the best available personnel, provide additional incentives to employees, directors and consultants and promote the success of JD Logistics. The
JD Logistics

Plan consists of share options, RSU and other types of awards. Total share-based compensation expenses recognized by JD Logistics for the share options granted w ere
RMB262,169 and RMB418,066 for the nine months ended September
 30, 2018 and 2019, respectively
.